Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

Note 18. Stock-Based Compensation

        The board of directors and stockholders of Holdings have adopted the Amended and Restated ServiceMaster Global Holdings, Inc. Stock Incentive Plan (the "MSIP"). The MSIP provides for the sale of shares and deferred share units ("DSUs") of Holdings stock to ServiceMaster's executives, officers and other employees and to Holdings' directors as well as the grant of both restricted stock units ("RSUs") and options to purchase shares of Holdings to those individuals. DSUs represent a right to receive a share of common stock in the future. The board of directors of Holdings, or a committee designated by it, selects the ServiceMaster executives, officers and employees and the Holdings' directors eligible to participate in the MSIP and determines the specific number of shares to be offered or options to be granted to an individual. A maximum of 14,595,000 shares of Holdings stock is authorized for issuance under the MSIP. Holdings currently intends to satisfy any need for shares of common stock of Holdings associated with the settlement of DSUs, vesting of RSUs or exercise of options issued under the MSIP through those new shares available for issuance or any shares repurchased, forfeited or surrendered from participants in the MSIP.

        All option grants under the MSIP have been, and will be, non-qualified options with a per-share exercise price no less than the fair market value of one share of Holdings stock on the grant date. Any stock options granted will generally have a term of ten years and vesting will be subject to an employee's continued employment. The board of directors of Holdings, or a committee designated by it, may accelerate the vesting of an option at any time. In addition, vesting of options will be accelerated if Holdings experiences a change in control (as defined in the MSIP) unless options with substantially equivalent terms and economic value are substituted for existing options in place of accelerated vesting. Vesting of options will also be accelerated in the event of an employee's death or disability (as defined in the MSIP). Upon a termination for cause (as defined in the MSIP), all options held by an employee are immediately cancelled. Following a termination without cause, vested options will generally remain exercisable through the earliest of the expiration of their term or three months following termination of employment (one year in the case of death, disability or retirement at normal retirement age). Unless sooner terminated by the board of directors of Holdings, the MSIP will remain in effect until November 20, 2017.

        In 2011, 2010 and 2009, Holdings completed various equity offerings to certain executives, officers and employees of ServiceMaster pursuant to the MSIP. The shares sold and options granted in connection with these equity offerings are subject to and governed by the terms of the MSIP. In connection with these offerings, Holdings sold a total of 495,538, 97,200 and 234,500 shares of common stock in 2011, 2010 and 2009, respectively, at a purchase price of $11.00 per share in 2011 and $10.00 per share in 2010 and 2009, respectively. In addition, Holdings granted ServiceMaster's executives, officers and employees options to purchase 2,280,391, 284,400 and 906,000 shares of Holdings common stock in 2011, 2010 and 2009, respectively, at an exercise price of $11.00 per share for options issued in 2011 and $10.00 per share for options issued in 2010 and 2009, respectively. These options are subject to and governed by the terms of the MSIP. The per share purchase price and exercise price was based on the determination by the compensation committee of Holdings of the fair market value of the common stock of Holdings as of the purchase/grant dates.

        All options, except for 86,364 options granted to our CEO in 2011 ("Superperformance Options"), granted to date will vest in four equal annual installments, subject to an employee's continued employment. The four-year vesting period is the requisite service period over which compensation cost will be recognized on a straight-line basis for all grants. The Superperformance Options granted in 2011 will vest immediately in the event that the stock price of Holdings reaches a targeted level. All options issued are accounted for as equity-classified awards. The non-cash stock-based compensation expense associated with the MSIP is pushed down from Holdings and recorded in the financial statements of ServiceMaster.

        The value of each option award was estimated on the grant date using the Black-Scholes option valuation model that incorporates the assumptions noted in the following table. For options granted in 2011, 2010 and 2009, the expected volatilities were based on the historical and implied volatilities of the publicly traded stock of a group of companies comparable to ServiceMaster. The expected life represents the period of time that options granted are expected to be outstanding and was calculated using the simplified method as outlined by the SEC in Staff Accounting Bulletins No. 107 and 110. The risk-free interest rates were based on the U.S. Treasury securities with terms similar to the expected lives of the options as of the grant dates.

	Year Ended Dec. 31,
Assumption	2011	2010	2009
Expected volatility	31.0% - 50.3%	31.7% - 34.3%	38.5% - 46.9%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	1.07% - 2.65%	1.77% - 2.63%	2.56% - 2.92%

        The weighted-average grant-date fair value of the options granted during 2011, 2010 and 2009 was $4.31, $3.65 and $4.36 per option, respectively. The Company has applied a forfeiture assumption of 8.50 percent per annum in the recognition of the expense related to these options, with the exception of the options held by the Company's CEO for which the Company has applied a forfeiture rate of zero.

        A summary of option activity under the MSIP as of December 31, 2011, and changes during the year then ended is presented below:

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2010	9,601,683	$10.00
Granted to employees	2,280,391	$11.00
Exercised	(500,000)	$10.00
Forfeited	(976,225)	$10.00
Expired	(782,175)	$10.00

Total outstanding, December 31, 2011	9,623,674	$10.24	6.6

Total exercisable, December 31, 2011	6,783,358	$10.00	5.6

        Holdings granted ServiceMaster's executives, officers and employees 350,454 and 735,000 RSUs in 2011 and 2010, respectively, with grant date fair values of $11.00 and $10.00 per unit, respectively, which was equivalent to the then current fair value of Holdings' common stock. Holdings' Compensation Committee determined the fair market value of Holdings common stock as of December 31, 2011 was $14 per share. No RSUs were granted in 2009. All RSUs, with the exception of the performance-based RSUs discussed below, will vest in three equal annual installments, subject to an employee's continued employment. During 2011, the Company issued 20,000 RSUs with vesting subject to certain performance conditions to the president of TruGreen. These performance-based RSUs will vest as follows: (i) up to 10,000 units will vest on December 31, 2012, and (ii) up to 10,000 units will vest on December 31, 2013 based on the Holdings' Compensation Committee's evaluation of the achievement of certain qualitative performance conditions, in its sole discretion, by the TruGreen president. The performance-based RSUs do not meet the criteria required under ASC 718 for the establishment of a grant date. As a result, the performance-based RSUs are not included in the total outstanding RSUs as of December 31, 2011. Upon vesting, each RSU will be converted into one share of Holdings' common stock.

        A summary of RSU activity under the MSIP as of December 31, 2011, and changes during the year then ended is presented below:

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2010	735,000	$10.00
Granted to employees	350,454	$11.00
Vested	(176,669)	$10.00
Forfeited	(225,000)	$10.00

Total outstanding, December 31, 2011	683,785	$10.51

        During the years ended December 31, 2011, 2010 and 2009, the Company recognized stock-based compensation expense of $8.4 million ($5.2 million, net of tax), $9.4 million ($5.7 million, net of tax) and $8.1 million ($5.0 million, net of tax), respectively. As of December 31, 2011, there was $15.8 million of total unrecognized compensation cost related to non-vested stock options and RSUs granted by Holdings under the MSIP. These remaining costs are expected to be recognized over a weighted-average period of 2.9 years.

        In September 2010, ServiceMaster announced the retirement of its former CEO with a retirement date of March 31, 2011. On September 8, 2010, in connection with the CEO's retirement announcement, Holdings extended the option period on the former CEO's vested standalone options to three years following his departure date. This extension of the option period is considered a stock option modification resulting in additional stock compensation expense of $0.5 million, which was recorded in the year ended December 31, 2010.